NOTE 3. CAPITAL STOCK (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Mar. 01, 2011
Equity [Abstract]
Authorized common shares	1,000,000,000		1,000,000,000	1,000,000,000
Par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001
Authorized Class A preferred shares	100,000,000		100,000,000
Par Value Class A	$ 0.001		$ 0.001
Authorized Class B preferred shares	50,000,000		50,000,000
Par Value Class B	$ 0.001		$ 0.001
Common shares issued for cash				8,985,465
Cash received from stock issuance	$ 0			$ 626,322
Shares issued as compensation for services received			2,300,000	66,400,817
Common shares issued to founders				65,000,000
Common stock fair value			345,000	9,961,251
Common stock value per share				$ 0.15
Common stock shares repurchased and retired		226,670	226,670
Total amount of shares repurchased and retired		$ 8,001	$ 8,001